Accumulated Other Comprehensive Loss (Tables)	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014
Equity [Abstract]
Accumulated Other Comprehensive Loss

The changes in each component of accumulated other comprehensive loss consisted of the following:

	Change in retirement plans	Foreign currency translation adjustments	Cash flow hedge adjustments	Accumulated other comprehensive loss
Balance — December 27, 2014	$(9,730)	$(5,816)	$—	$(15,546)

Foreign currency translation adjustment	—	(11,531)	—	(11,531)
Loss on cash flow hedges	—	—	(1,010)	(1,010)

Balance — September 26, 2015	$(9,730)	$(17,347)	$(1,010)	$(28,087)

Balance — December 28, 2013	$(6,045)	$—	$—	$(6,045)

Postretirement curtailment adjustment	(942)	—	—	(942)
Postretirement liability adjustment	1,515	—	—	1,515
Foreign currency translation adjustment	—	(1,764)	—	(1,764)

Balance —September 27, 2014	$(5,472)	$(1,764)	$—	$(7,236)

	Change in retirement plans	Foreign currency translation adjustments	Accumulated other comprehensive loss
Balance—December 31, 2011	$(6,577)		$(6,577)
Postretirement liability adjustment	(2,553)		(2,553)

Balance—December 29, 2012	(9,130)	—	(9,130)
Postretirement liability adjustment	3,085		3,085

Balance—December 28, 2013	(6,045)	—	(6,045)
Postretirement curtailment adjustment	(942)	—	(942)
Postretirement liability adjustment	(2,743)	—	(2,743)
Foreign currency translation adjustment	—	(5,816)	(5,816)

Balance—December 27, 2014	$(9,730)	$(5,816)	$(15,546)